Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”), applied on a consistent basis, as follows, unless otherwise stated. Certain reclassifications have been made to prior-period financial statements to conform to the current-period presentation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and of certain subsidiaries is generated in U.S. dollars (“dollar”). The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company and certain subsidiaries operate. Thus, the functional and reporting currency of the Company and certain subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate. Monetary accounts and transactions maintained in dollars are presented at their original amounts.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the Company’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 “Consolidation” and ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity”.

The following table provides a reconciliation of the redeemable non-controlling interests for the year ended December 31, 2021:

January 1, 2021	$24,980
Net income attributable to redeemable non-controlling interest	3,517
Increase in value of put options of redeemable non-controlling interests	4,026
Dividend declared to redeemable non-controlling interest	(3,664)
Increase in redeemable non-controlling interest as part of acquisitions	719
Foreign currency translation adjustments	854
December 31, 2021	$30,432

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

Cash and cash equivalents include amounts held primarily in NIS, dollar, Euro, Japanese Yen and British Pound.

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain of the Group’s ongoing projects and are classified under other long-term receivables.

Marketable securities

The Company accounts for all its investments in marketable securities in accordance with ASC No. 320, “Investments – Debt and Equity Securities”. The Company classifies all of its marketable securities as available for sale and held for trading. Available for sale (“AFS”) securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in equity. Realized gains and losses on sale of investments are included in “financial income (expense), net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial expense (income), net”.

The Company assessed AFS debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC 326. Allowance for credit losses on AFS debt securities are recognized as a charge of credit loss expenses (income), net, on the consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders’ equity.

The Company did not record credit loss allowance on its marketable securities during the years ended December 31, 2021 and 2020.

The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and the Company’s expectations of sales and redemptions in the following year.

Held for trading securities are measured at fair value through profit or loss.

Trade receivables

Trade receivables are stated net of credit losses allowance. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Write-off activity and recoveries for the periods presented were not material.

Estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income.

The following table presents trade receivables net of an allowance as of December 31, 2020 and 2021:

	December 31,
	2021	2020
Trade receivables	$122,046	$95,953
Allowance for credit losses	5,071	3,967
	$116,975	$91,986

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years
Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 - 5 (mainly 5)

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

Business combinations

The Company accounts for its business combinations in accordance with ASC No. 805, “Business Combinations”. The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets, liabilities assumed, non-controlling interests, redeemable non-controlling interests, contingent consideration and intangible assets acquired is assigned based on their fair values as of the date of the acquisition. Changes to the excess of the fair value of the purchase price over the fair value of these identifiable assets and liabilities is recorded as goodwill. Any subsequent changes in estimated contingent considerations are to be recorded in the statements of income. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies’ respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

The Company accounts for a transaction that does not meet the definition of a business as an asset acquisition Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), while first determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

During the years ended December 31, 2019, 2020 and 2021 the Company recorded expenses of $266, $3,356 and $5,324 with respect to changes in the fair value of contingent consideration liability, respectively.

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Certain internal and external costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, “Software - Costs of Software to be Sold Leased or Marketed”. Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized by the straight-line method over the estimated useful life of the software products (primarily five years). Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (approximately five years, due to their high rates of acceptance, the continued reliance on these products by existing customers, and the demand for such products from prospective customers, all of which validate the Company’s expectations) which provides greater amortization expense compared to the revenue-curve method.

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2019, 2020 and 2021, no such unrecoverable amounts were identified.

Leases

The Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all of the economic benefits from the use of the asset throughout the period of use, and (3) whether the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all of the Company’s lease contracts do not meet any one of the criteria above, the Company concluded that all of its lease contracts should be classified as operating leases.

As an accounting policy, the Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less.

ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, “Property, Plant, and Equipment - Overall,” to determine whether a right-of-use asset is impaired, and if so, the amount of the impairment loss to recognize. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Offices

The Company leases space for offices in various locations worldwide under operating leases. These contracts are considered as operating leases presented in ROU assets.

Motor vehicles

The Company leases motor vehicles. Each leasing contract is generally valid for a term of three years. These contracts are considered as operating leases presented in ROU assets.

For the vast majority of the Company’s motor vehicle lease agreements, the lease payments include inconsequential non-lease payments, such as license and registration fees, insurance and maintenance. As a result, the Company elected the practical expedient which enables it to not separate non-lease components from lease components, and instead, to account for each separate lease component and the non-lease component associated with that lease component as a single lease component.

Impairment of long-lived assets, right of use assets and intangible assets subject to amortization

The Company’s long-lived assets (assets group) to be held or used, including right of use assets and intangible assets that are subject to amortization, are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2019, 2020 and 2021, no impairment losses have been identified.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, “Intangibles - Goodwill and Other”, goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2021, the Company operates in four reporting units within its operating segments.

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value.

If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.

The Company determines the fair value of each reporting unit by using the income approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit’s fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company performed an annual impairment test as of December 31, of each of 2019, 2020 and 2021 and did not identify any impairment losses (see Note 9).

Intangible assets, net

Intangible assets that are not considered to have an indefinite useful life are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Acquired technology and non-compete agreements were amortized on a straight line basis of up to 10 years (mainly up to 7 years), and customer relationships and backlog were amortized on an accelerated method basis over a period of up to 15 years based on the intangible assets identified.

Revenue recognition

The Company implements the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). See Note 19 for further disclosures required under ASC 606.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that can include various combinations of products, software and professional services, as detailed below, which are generally distinct from each other and accounted for as separate performance obligations.

The Company derives its revenues from licensing the rights to use its software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials). The Company sells its products primarily through direct sales force and indirectly through distributors and value added resellers.

Under ASC 606, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license or software related services to the customer, either at a point in time or over time. When the Company enters into a contract for the sale of software license which does not require significant implementation services, and the customer receives the rights to use the perpetual or term-based software license, the Company recognizes revenue from the sale of the software license at the time of delivery, when the customer receives control of the software license. The software license is considered a distinct performance obligation recognized at a point-in-time, as the customer can benefit from the software on its own or together with other readily available resources. Revenue from long term contracts which involve significant implementation, customization, or integration of the Company’s software license to customer-specific requirements are considered as one performance obligation satisfied over-time. The underlying deliverable is owned and controlled by the customer and does not create an asset with an alternative use to the Company. The Company recognizes revenue of such contracts over time using cost inputs, which recognize revenue and gross profit as work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract, to measure progress toward completion of its performance obligations. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2019, 2020 and 2021, no material estimated losses were identified.

In addition, the Company provides professional services that do not involve significant customization to customer-specific specifications. For contracts that do not involve significant customization to customer-specific specifications (typically staffing or consulting services) revenue is recognized as the services are performed, either on a straight-line basis or based on the hours of services that were provided to the customer, in accordance with the terms of the contracts.

The Company’s revenues from post contract support are derived from annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee, as well as technical support for software licenses previously sold. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time, and recognized on a straight-line basis over the contractual period.

Revenue from professional services, both related to software and IT professional services businesses consists of either fixed price or time and materials, and are considered performance obligations that are satisfied over time, and revenues are recognized as the services are provided.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Stand-alone selling prices of software licenses are typically estimated using the residual approach. Stand-alone selling prices of services are typically estimated based on observable transactions when these services are sold on a standalone basis.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale.

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. When sales commissions are considered incremental costs of obtaining a contract with a customer they are deferred and amortized on a systematic basis that is consistent with the transfer to the customer of the performance obligations to which the asset relates. The Company expenses sales commissions as they are incurred when the amortization period would have been less than one year. In addition, generally, sales commissions which are paid upon contract renewal are commensurate with the initial commissions as the renewal amounts are substantially identical to the initial commission costs. During the years ended December 31, 2021 and 2020, no costs have been capitalized.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Accrued severance pay and retirement plans

The Company’s and its Israeli subsidiaries’ obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the “Shut Down Method”). Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and severance pay funds and by an accrual.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company’s consolidated balance sheet.

The Company and its Israeli subsidiaries’ agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law, 1963, mandating that upon termination of such employees’ employment, all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments are payable by the Company or its subsidiaries to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company and its subsidiaries are legally released from their obligations to employees once the deposit amounts have been paid.

The Company has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S. employees may contribute up to 100% of their pretax or post-tax salary, but not more than statutory limits. Matching contributions are discretionary and if made, are up to 3% of the participants annual contributions. When contributions are granted, they are invested in proportion to each participant’s voluntary contributions in the investment options provided under the plan. Expenses pertaining to 401(k) employer match were immaterial for the years ended December 31, 2019, 2020 and 2021.

Severance expenses for the years ended December 31, 2019, 2020 and 2021 amounted to approximately $ 4,712, $ 5,344 and $ 5,267, respectively.

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2019, 2020 and 2021 amounted to $ 519, $ 472 and $ 1,669, respectively.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the “asset and liability” method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as non-current.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 “Income Taxes.” Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings Per Share.”

No portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because of anti-dilution.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards. The Company accounts for forfeitures as they occur.

The Company uses the Binomial option-pricing model (“the Binomial model”) to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of each option granted using the Binomial model, was estimated on the date of grant with the following assumptions: expected volatility was based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate was based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted was derived from the output of the option valuation model and represented the period of time that options granted were expected to be outstanding. Estimated forfeitures were based on actual historical pre-vesting forfeitures. Since dividend payments are applied to reduce the exercise price of the option, the effect of the dividend protection was reflected by using an expected dividend assumption of zero.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is ‘probable’ that the performance conditions will be satisfied using the accelerated method.

On March 7, 2021, the Company granted one of its senior executive officers 80,000 options to purchase its shares with no exercise price. The options will vest over a four-year period and include several performance criteria related to the Company’s results of operations.

No grants were made to employees or directors in the year ended December 31, 2020 and 2019.

During the years ended December 31, 2019, 2020 and 2021 the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 74, $0 and $956, respectively, as follows:

	Year ended December 31,
	2021	2020	2019
Selling and marketing	$956	$-	$74

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities, trade and unbilled receivables, contract assets and foreign currency derivative contracts.

The Company’s cash and cash equivalents, short-term deposits and restricted cash are invested primarily in bank deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that since these deposits may be redeemed upon demand and since such institutions are of high rating they bear low risk.

The Company’s marketable securities include investments in commercial and government bonds and foreign banks. The Company’s marketable securities are considered to be highly liquid and have a high credit standing (also refer to Note 4). In addition, management considered its portfolios in foreign banks to be well-diversified.

The Company’s trade receivables, unbilled receivables and contract assets are derived from sales to customers located primarily in the United States, Israel, Europe and Japan. An allowance for credit losses is determined based on historical collection experience, customer creditworthiness, current and future economic condition and market condition. The expense related to credit losses pertaining to the Company’s trade receivables balance for the years ended December 31, 2019, 2020 and 2021 was $ 958, $ 1,242 and $ 892, respectively.

From time to time, the Company enters into foreign exchange forward contracts and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company’s non-dollar currency exposure.

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurements and Disclosures”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. Comprehensive income (loss) generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.

Recently issued, not yet adopted accounting pronouncement

In October 2021, the FASB issued ASU 2021-08 “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company does not expect this guidance to have a material impact on its consolidated financial statements.